Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares Designated	4,918,000	5,035,210	5,040,274
Shares Issued		3,520,128	3,402,225
Shares Outstanding		3,520,128	3,402,225
Issue Price per Share
Liquidation Preference	$ 36,404,000	$ 36,404,084	$ 35,441,500
Shares Issued and Outstanding	3,438,000
Series A Preferred Stock [Member]
Shares Designated	391,000	400,000	400,000
Shares Issued		400,000	400,000
Shares Outstanding		400,000	400,000
Issue Price per Share	$ 5.12	$ 5.00	$ 5.00
Liquidation Preference	$ 2,000,000	$ 2,000,000	$ 2,000,000
Shares Issued and Outstanding	391,000
Series A One Preferred Stock [Member]
Shares Designated	293,000	300,000	300,000
Shares Issued		300,000	300,000
Shares Outstanding		300,000	300,000
Issue Price per Share	$ 6.82	$ 6.66	$ 6.66
Liquidation Preference	$ 1,998,000	$ 1,998,000	$ 1,998,000
Shares Issued and Outstanding	293,000
Series A Two Preferred Stock [Member]
Shares Designated	1,091,000	1,117,013	1,122,077
Shares Issued		1,117,013	1,117,013
Shares Outstanding		1,117,013	1,117,013
Issue Price per Share	$ 10.17	$ 9.93793	$ 9.94
Liquidation Preference	$ 11,085,000	$ 11,085,291	$ 11,085,291
Shares Issued and Outstanding	1,091,000
Series A Three Preferred Stock [Member]
Shares Designated	487,000	499,200	499,200
Shares Issued		499,200	499,200
Shares Outstanding		499,200	499,200
Issue Price per Share	$ 12.80	$ 12.50	$ 12.50
Liquidation Preference	$ 6,240,000	$ 6,240,000	$ 6,240,000
Shares Issued and Outstanding	487,000
Series A Four Preferred Stock [Member]
Shares Designated	702,000	718,997	718,997
Shares Issued		718,997	718,997
Shares Outstanding		718,997	718,997
Issue Price per Share	$ 13.31	$ 13.00	$ 13.00
Liquidation Preference	$ 9,347,000	$ 9,346,961	$ 9,346,961
Shares Issued and Outstanding	702,000
Series A Five Preferred Stock [Member]
Shares Designated	1,954,000	2,000,000	2,000,000
Shares Issued		484,918	367,015
Shares Outstanding		484,918	367,015
Issue Price per Share	$ 13.31	$ 13.00	$ 13.00
Liquidation Preference	$ 5,734,000	$ 5,733,832	$ 4,771,248
Shares Issued and Outstanding	474,000
Redeemable Convertible Preferred Stock [Member]
Shares Designated	10,000,000	10,000,000	10,000,000
Shares Issued		3,520,128	3,402,225
Shares Outstanding		3,520,128	3,402,225
Issue Price per Share	$ 0.01	$ 0.01	$ 0.01
[custom:RedeemableConvertiblePreferredStockPerShare-0]	$ 0.9768265